Investment Securities - Amortized Cost And Fair Values Of Investment Securities Not OTTI By Contractual Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Amortized Cost
Due after one year but less than five years	$ 2,128	$ 2,253
Due after five years but less than ten years	12,434	12,518
Due after ten years	9,342	9,788
Amortized Cost	196,345	197,296
Fair Value
Due after one year but less than five years	2,182	2,304
Due after five years but less than ten years	11,854	11,785
Due after ten years	9,870	10,173
Total available for sale securities	199,116	198,174
Mortgage-Backed Securities - Agency
Amortized Cost
Amortized Cost	147,675	147,980
Fair Value
Total available for sale securities	150,769	149,199
Asset-Backed Securities
Amortized Cost
Amortized Cost	23,796	23,787
Fair Value
Total available for sale securities	23,028	23,292
Equity Securities
Amortized Cost
Amortized Cost	970	970
Fair Value
Total available for sale securities	$ 1,413	$ 1,421